Restricted Net Assets	12 Months Ended
Dec. 31, 2019
Restricted Net Assets
Restricted Net Assets

22.  Restricted Net Assets

Relevant PRC laws and regulations permit PRC companies to pay dividends only out of their retained earnings, if any, as determined in accordance with PRC accounting standards and regulations. Additionally, the Company’s PRC subsidiaries, VIEs and subsidiaries of VIEs can only distribute dividends upon approval of the shareholders after they have met the PRC requirements for appropriation to the general reserve fund and the statutory surplus fund respectively. The general reserve fund and the statutory surplus fund require that annual appropriations of 10% of net after-tax income should be set aside prior to payment of any dividends. As a result of these and other restrictions under PRC laws and regulations, the PRC subsidiaries, VIEs and subsidiaries of VIEs are restricted in their ability to transfer a portion of their net assets to the Company either in the form of dividends, loans or advances, which restricted portion amounted to approximately RMB139.9 million and RMB 183.0 million as of December 31, 2018 and December 31, 2019 respectively. Even though the Company currently does not require any such dividends, loans or advances from the PRC subsidiaries, VIEs and subsidiaries of VIEs for working capital and other funding purposes, the Company may in the future require additional cash resources from its PRC subsidiaries, VIEs and subsidiaries of VIEs due to changes in business conditions, to fund future acquisitions and developments, or merely declare and pay dividends to or distributions to the Company’s shareholders.

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIEs in accordance with Securities and Exchange Commission Regulation S-X Rule 4-08 (e)(3), “General Notes to the Financial Statements” and concluded that it was applicable for the Company to disclose the condensed financial information for the parent company (Note 23) for the years ended December 31, 2017, 2018 and 2019. For the purposes of presenting parent only financial information, the Company records its investments in its subsidiaries and VIEs under the equity method of accounting. Such investments are presented on the separate condensed balance sheets of the Company as “Investments in subsidiaries, VIEs and subsidiaries of VIEs” and subsidiaries of VIEs’ loss are presented as “Equity in loss of subsidiaries, VIEs and subsidiaries of VIEs” on the Condensed statements of operations and comprehensive loss.